Inventory	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Inventory [Text Block]

6.         Inventory

Inventory of the Company consisted of the following at July 31, 2013 and January 31, 2013:

	July 31,	January 31,
	2013	2013

Finished goods	$190,545	$115,709
Raw materials	184,709	120,441

Total inventory	$375,254	$236,150

Balances are recorded at historical cost, less amounts for potential declines in value.

During the six months ended July 31, 2013, the Company recorded write downs of $13,592 to reflect the decline in value of a portion of finished goods inventory. This write down was recorded in cost of sales on the consolidated statement of comprehensive loss. Management has determined that no inventory reserve is required as at July 31, 2013 and January 31, 2013.

6.           Inventory

Inventory of the Company consisted of the following at January 31, 2013 and 2012:

January 31,	2013	2012

Finished goods - Underwear	$115,709	$51,463
Raw materials	120,441	17,377

Total inventory	$236,150	$68,840

Balances at January 31, 2013 and 2012 are recorded at historical cost, less amounts for potential declines in value. During the year ended January 31, 2012, the Company recorded a write-down of $37,842 to reflect the decline in value of a portion of the finished goods inventory. The inventory write-down was recorded as general and administrative expense in the consolidated financial statements for the year ended January 31, 2012. There were no inventory write-downs for the year ended January 31, 2013.

Management has determined that no inventory reserve is required for the years ending January 31, 2013 and 2012.